Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 217,969	$ 238,214
Mortgage notes receivable, net	817,319	821,589
Interest and fees receivable	8,986	4,108
Investment in real property, net	3,690	5,837
Intangible assets, net	791	4,970
Goodwill	136,965	131,965
Other assets	4,606	2,046
Total assets	1,190,326	1,208,729
Liabilities and Equity
Accounts payable and accrued liabilities	4,494	8,415
Dividends payable	7,934	15,842
Total liabilities	12,428	24,257
Commitments and Contingencies
Common stock, $0.001 par value, 500,000,000 shares authorized, 132,231,184 and 132,015,635 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	132	132
Preferred stock, $0.001 par value, 100,000,000 shares authorized, 0 shares issued and outstanding at June 30, 2020 and December 31, 2019
Additional Paid in Capital	1,211,001	1,209,120
Accumulated deficit	(33,235)	(24,780)
Total equity	1,177,898	1,184,472
Total liabilities and equity	$ 1,190,326	$ 1,208,729